DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Nov. 30, 2021
Discontinued Operations
Schedule of Discontinued Operations

		Year ended November 30,
		2020		2019
		$		$
Sales		304,522		302,066
Cost of sales		104,981		111,555
Gross profit (loss)		199,541		190,511

Operating expenses
Consulting and director fees		9,000		85,500
Other general and administrative expenses		10,609		22,793
Management and directors salaries and fees		66,328		85,203
Marketing		-		213
Professional fees		22,201		65,503
	108,138		259,212

Other income (expenses)
Impairment of goodwill		(2,172,491)		-
	(2,172,491)		-

Profit (loss) before income taxes		(2,081,088)		(68,701)
Income tax expense (recovery)		-		(1,254)

Profit (loss) from discontinued operations		(2,081,088)		(67,447)
Profit (loss) attributable to non-controlling interest from discontinued operations		(1,411,239)		(33,049)
Profit (loss) attributable to the Company from discontinued operations		(669,849)		(34,398)

The following is a breakdown of the change in cash flows for the discontinued operations:

	Year ended November 30,
	2020	2019
	$	$
Net cash provided by operating activities	79,179	56,760
Net cash used in investing activities	-	(100,000)
Net cash flows for the year	79,179	(43,240)